Fair value measurement (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Wealth management products
Short-term investments
Gain (loss) from changes in fair value option	¥ 1,921	¥ 1,514